INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
U.S. statutory corporate tax rate beginning in 2018	21.00%
Increase (decrease) in valuation allowance	$ 1,503,000	$ (5,063,000)
Net operating loss carry forwards	$ 44,044,000
Net operating loss carry forwards expiration date	Dec. 31, 2038
U.S. statutory corporate maximum tax rate prior to the Tax Cuts and Jobs Act	34.00%